Investment Securities	12 Months Ended
Dec. 31, 2016
Investments, Debt and Equity Securities [Abstract]
Investment Securities

Note 2. Investment Securities

The amortized cost and estimated fair value of securities available-for-sale and the corresponding amounts of gross unrealized gains and losses recognized in accumulated other comprehensive income at December 31, 2016 and 2015 were as follows:

2016	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

Securities available-for-sale Obligations of U.S. Government agencies	$207,080,794	$—	$7,114,186	$199,966,608
Mortgage-backed securities	152,765,924	340,419	4,841,633	148,264,710
State, County, Municipals	150,503,811	1,269,356	6,851,017	144,922,150
Other investments	2,869,761	101,345	—	2,971,106

Total	$513,220,290	$1,711,120	$18,806,836	$496,124,574

2015	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

Securities available-for-sale Obligations of U.S. Government agencies	$83,826,411	$1,100	$1,577,145	$82,250,366
Mortgage-backed securities	92,602,875	467,693	1,348,603	91,721,965
State, County, Municipals	87,948,336	2,609,469	181,442	90,376,363
Other investments	2,931,134	—	15,425	2,915,709

Total	$267,308,756	$3,078,262	$3,122,615	$267,264,403

During the second quarter of 2014, the Company transferred securities with an amortized cost of $222,322,423 from the AFS classification to HTM. This transfer was completed after consideration of the Company’s ability and intent to hold these securities to maturity.

The fair value of the securities transferred as of the date of transfer was $205,260,985 with a net unrealized loss of $17,061,438. In accordance with ASC 320-10-35-16, the discount on each security that resulted from this transfer is amortized over the remaining lives of the individual securities. Any unrealized holding losses on the date of the transfer are not recognized in net income but remain in accumulated other comprehensive loss. In accordance with ASC 320-10-15-10d, the unrealized loss amounts in accumulated other comprehensive loss are amortized simultaneously against interest income as the discount is accreted on the transferred securities. There is no effect on net income as the discount accretion offsets the accumulated other comprehensive loss amortization. The unamortized unrealized loss, before deferred taxes, was $-0- and $11,305,438 at December 31, 2016 and 2015, respectively.

There were no HTM securities as of December 31, 2016. The amortized cost and estimated fair value of HTM securities and the corresponding amounts of gross unrecognized gains and losses for December 31, 2015 were as follows:

2015	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

Securities held-to-maturity Obligations of U.S. Government agencies	$161,043,404	$8,002,431	$—	$169,045,835

Total	$161,043,404	$8,002,431	$—	$169,045,835

The following tables show the gross unrealized losses and fair value of the Company’s investments classified as AFS investments with unrealized losses that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at December 31, 2016 and 2015.

A summary of unrealized loss information for AFS securities, categorized by security type follows (in thousands):

December 31, 2016	Less than 12 months		12 months or more		Total
Description of Securities	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses

Obligations of U.S.
Government agencies	$195,363	$6,753	$4,604	$362	$199,967	$7,115
Mortgage backed securities	117,438	4,183	24,353	658	141,791	4,841
State, County, Municipal	95,088	6,663	3,092	188	98,180	6,851

Total	$407,889	$17,599	$32,049	$1,208	$178,183	$18,807

December 31, 2015	Less than 12 months		12 months or more		Total
Description of Securities	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses

Obligations of U.S.
Government agencies	$50,915	$716	$26,335	$861	$77,250	$1,577
Mortgage backed securities	83,001	1,349	—	—	83,001	1,349
State, County, Municipal	2,393	10	12,623	172	15,016	182
Other investments	—	—	2,916	15	2,916	15

Total	$136,309	$2,075	$41,874	$1,048	$178,183	$3,123

Investment Securities.

The Company’s unrealized losses on its Obligations of United States Government agencies, Mortgage backed securities and State, County and Municipal bonds are the result of an upward trend in interest rates, mainly in the mid-term sector. None of the unrealized losses disclosed in the previous table are related to credit deterioration. The Company has determined that none of the securities in this classification are other-than-temporarily impaired at December 31, 2016.

Other Investments.

The Company’s unrealized loss on other investments at December 31, 2015 related to an investment in a pooled trust preferred security. The decline in value of the pooled trust preferred security is related to the deterioration of the markets for these types of securities brought about by the lowered credit ratings and past deferrals and defaults of the underlying issuing financial institutions. However, due to the reductions in defaults and deferrals during the year, the unrealized gain or loss has improved from a $15,425 loss in 2015 to a $101,345 gain in 2016. The Company owns a senior tranche of this security and therefore has a higher degree of which future deferrals and defaults would be required before the cash flow for the Company’s tranche is negatively impacted. The Company does not intend to sell this security and it is not more likely than not that the Company will be required to sell at a price less than amortized cost prior to maturity. Given these factors, the Company does not consider the investment to be other-than-temporarily impaired at December 31, 2016 or December 31, 2015. This security is not subject to any of the restrictions put forth under the Volcker Rule that was brought about by the passage of the Dodd-Frank Act.

The amortized cost and estimated fair value of securities at December 31, 2016, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

AFS	Amortized Cost	Fair Value
Securities AFS
Due in one year or less	$6,333,181	$6,370,921
Due after one year through five years	30,059,503	30,278,557
Due after five years through ten years	126,336,589	122,562,724
Due after ten years	350,491,017	336,912,372

Total	$513,220,290	$496,124,574

Investment securities with fair values of $226,633,330 and $201,482,967 at December 31, 2016 and December 31, 2015, respectively, were pledged as collateral for public deposits.

Gross realized gains and losses are included in net gains on sales of securities. Total gross realized gains and gross realized losses from the sale of investment securities for each of the years ended December 31 were:

	2016	2015	2014
Gross realized gains	$112,881	$142,422	$206,258
Gross realized losses	—	124,919	191,716

	$112,881	$17,503	$14,542